Financial instruments and risk management - Foreign currency sensitivity (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Net income (loss) for the period	$ 103,022	$ 2,120,551	$ (4,293,791)	$ 2,639,063
USD | Foreign currency | Fair value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate		$ (1,439,653)	$ (253,763)
Effect on profit before tax from reasonably possible decrease in exchange rate		$ 1,439,653	$ 253,763
Denominated in Mexican pesos | Foreign currency | Fair value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rate	(5.00%)	(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate		$ (69,942)
Effect on profit before tax from reasonably possible decrease in exchange rate		$ 69,942